                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2010

Check here if Amendment: [ ]; Amendment Number: ________
    This Amendment (check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairfax Financial Holdings Limited
Address: 95 Wellington Street West
         Suite 800
         Toronto, ON M5J 2N7

Form 13F File Number: 028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Rivett
Title: Vice President and Chief Legal Officer
Phone: 416-367-4941

Signature, Place, and Date of Signing:


/s/ Paul Rivett                        Toronto, ON   February 14, 2011
------------------------------------

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         44

Form 13F Information Table Value Total: $2,756,271
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    028-12555              Hamblin Watsa Investment Counsel Ltd.
02    028-12556              V. Prem Watsa
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                       FAIRFAX FINANCIAL HOLDINGS LIMITED
                           FORM 13F INFORMATION TABLE
                                DECEMBER 31, 2010
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
            COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- -------------------- ---------- -------- ----------------
                                                                                                          VOTING AUTHORITY
                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER  ----------------
         NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- -------- ----------- --- ---- ---------- -------- ---- ------ ----
ABITIBIWATER INC NEW-W/I       COM NEW        003687209  313,254  13,234,217  SH        DEFINED    01,02  SOLE
BALDWIN & LYONS INC            CL B           057755209   22,821     969,875  SH        DEFINED    01,02  SOLE
BCE INC.                       COM NEW        05534B760    9,540     268,300  SH        DEFINED    01,02  SOLE
BERKSHIRE HATHAWAY INC.        CL B NEW       084670702      481       6,000  SH        DEFINED    01,02  SOLE
BERKSHIRE HATHAWAY INC.        CL A           084670108      718           6  SH        DEFINED    01,02  SOLE
BOSTON PPTYS LTD PARTNERSHIP   NOTE           10112RAK0    5,075   5,000,000 PRN        DEFINED    01,02  SOLE
BRISTOL-MYERS SQB              COM            110122108      265      10,000  SH        DEFINED    01,02  SOLE
BROWN & BROWN INC              COM            115236101      287      12,000  SH        DEFINED    01,02  SOLE
CFS BANCORP INC.               COM            12525D102       52      10,000  SH        DEFINED    01,02  SOLE
CITIGROUP INC                  COM            172967101      331      70,000  SH        DEFINED    01,02  SOLE
CRESUD S A C I F Y A           SPONSORED ADR  226406106   20,110   1,061,790  SH        DEFINED    01,02  SOLE
DELL INC                       COM            24702R101  307,163  22,702,389  SH        DEFINED    01,02  SOLE
EXCO RESOURCES INC             COM            269279402   12,798     659,000  SH        DEFINED    01,02  SOLE
FIRST PLACE FINANCIAL/OHIO     COM            33610T109       26      10,000  SH        DEFINED    01,02  SOLE
FRONTIER COMMUNICATIONS CORP   COM            35906A108  181,173  18,620,000  SH        DEFINED    01,02  SOLE
HOLOGIC INC                    COM            436440101      376      20,000  SH        DEFINED    01,02  SOLE
INTEL CORP                     SDCV           458140AD2   11,457  11,500,000 PRN        DEFINED    01,02  SOLE
INTERNATIONAL COAL GRP INC NEW COM            45928H106  174,752  22,577,788  SH        DEFINED    01,02  SOLE
JOHNSON & JOHNSON              COM            478160104  425,725   6,884,300  SH        DEFINED    01,02  SOLE
KRAFT FOODS INC                CL A           50075N104  169,075   5,365,751  SH        DEFINED    01,02  SOLE
LEVEL 3 COMMUNICATIONS INC     COM            52729N100  136,226 139,276,421  SH        DEFINED    01,02  SOLE
LEVEL 3 COMMUNICATIONS INC     NOTE           52729NBP4   70,688  75,000,000 PRN        DEFINED    01,02  SOLE
LEVEL 3 COMMUNICATIONS INC     NOTE           52729NBM1  111,569 100,062,000 PRN        DEFINED    01,02  SOLE
MBIA INC                       COM            55262C100      359      30,000  SH        DEFINED    01,02  SOLE
MERCK & CO. INC.               COM            58933Y105      288       8,000  SH        DEFINED    01,02  SOLE
MOHAWK INDS INC                COM            608190104      329       5,800  SH        DEFINED    01,02  SOLE
NAM TAI ELECTRS INC            COM PAR        629865205      223      35,000  SH        DEFINED    01,02  SOLE
NEW YORK COMMUNITY BANCORP INC COM            649445103      566      30,000  SH        DEFINED    01,02  SOLE
NEWMARKET CORP                 COM            651587107      493       4,000  SH        DEFINED    01,02  SOLE
OLD REPUBLIC INTL CORPORATION  COM            680223104      273      20,000  SH        DEFINED    01,02  SOLE
OVERSTOCK.COM INC              NOTE           690370AB7   21,003  21,653,000 PRN        DEFINED    01,02  SOLE
OVERSTOCK.COM INC              COM            690370101   55,813   3,388,774  SH        DEFINED    01,02  SOLE
PATTERSON UTI ENERGY INC       COM            703481101      323      15,000  SH        DEFINED    01,02  SOLE
PFIZER INC                     COM            717081103    4,115     235,000  SH        DEFINED    01,02  SOLE
RESEARCH IN MOTION LTD         COM            760975102  120,273   2,065,000  SH        DEFINED    01,02  SOLE
RYANAIR HLDGS PLC              SPONSORED ADR  783513104    5,971     194,100  SH        DEFINED    01,02  SOLE
SANDRIDGE ENERGY INC           COM            80007P307  155,545  21,307,600  SH        DEFINED    01,02  SOLE
SLM CORP                       COM            78442P106      315      25,000  SH        DEFINED    01,02  SOLE
STEWART ENTERPRISES INC        CL A           860370105   27,312   4,082,546  SH        DEFINED    01,02  SOLE
SUPERMEDIA INC                 COM            868447103    3,162     362,974  SH        DEFINED    01,02  SOLE
US BANCORP DEL                 COM NEW        902973304  119,971   4,448,310  SH        DEFINED    01,02  SOLE
USG CORP                       COM NEW        903293405  114,343   6,794,000  SH        DEFINED    01,02  SOLE
WAL-MART STORES INC            COM            931142103   11,865     220,000  SH        DEFINED    01,02  SOLE
WELLS FARGO & CO. NEW          COM            949746101  139,767   4,511,530  SH        DEFINED    01,02  SOLE
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